Related Party Transactions - Schedule of Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income from equity investments:
Scorpio Tankers Inc.	$ 0	$ 47,197
Assets
Total due from related parties-current	1,072		$ 901
Liabilities
Total due to related parties-current	41		5
Related Party
Vessel operating cost:
Total vessel operating cost	874	5
General and administrative expense:
General and administrative expenses	590	551
Financial expense, net
Total financial expense, net	0	1,555
Assets
Total due from related parties-current	1,072		901
Liabilities
Total due to related parties-current	41		5
Bunker supplier
Vessel operating cost:
Total vessel operating cost	874	0
Assets
Total due from related parties-current	118		0
Port agent
Vessel operating cost:
Total vessel operating cost	0	5
SCM
General and administrative expense:
General and administrative expenses	53	24
Liabilities
Total due to related parties-current	41		0
SSH
General and administrative expense:
General and administrative expenses	436	313
Assets
Total due from related parties-current	36		0
Liabilities
Total due to related parties-current	0		5
SUK
General and administrative expense:
General and administrative expenses	140	321
Scorpio Kamsarmax Pool
Assets
Total due from related parties-current	294		297
Scorpio Kamsarmax Pool
General and administrative expense:
General and administrative expenses	(3)	(22)
Scorpio Ultramax Pool
Assets
Total due from related parties-current	624		$ 604
Scorpio Ultramax Pool
General and administrative expense:
General and administrative expenses	(36)	(85)
Scorpio Tankers Inc.
Income from equity investments:
Scorpio Tankers Inc.	0	47,197
Marubeni Corporation
Financial expense, net
Total financial expense, net	0	804
INCJ. Ltd
Financial expense, net
Total financial expense, net	0	700
Mitsui O.S.K, Lines Ltd.
Financial expense, net
Total financial expense, net	$ 0	$ 51